INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Significant Components of Deferred Tax Assets
	As of December 31,
	2 0 1 2	2 0 1 1

Israel net operating loss carry-forwards (*)	$1,317	$6,231
Temporary differences relating to reserve and allowances	489	1,709
Total net deferred tax asset before valuation allowance	1,806	7,940
Valuation allowance	-	(5,440)
Net deferred tax asset	$1,806	$2,500
(*) Deferred taxes were calculated based on effective tax rates.

Schedule of Presentation in Balance Sheets for Deferred Taxes
	December 31,
	2 0 1 2	2 0 1 1

Current deferred income tax	$1,850	$2,500
Other long term assets	210	-
Other long term liability	(254)	-
	$1,806	$2,500

Reconciliation of Theoretical and Actual Tax Expense
	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Net income before taxes	$11,952	$25,618	$22,175
Theoretical tax expenses	2,988	6,148	5,544
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	46	36	117
Different tax rates of deferred taxes	1,901	-	-
Deferred taxes on carryforward tax losses for which valuation allowance was provided	-	(3,731)	-
Reinstate advances paid to tax authorities	(747)	-	-
Change in valuation allowance	(4,080)	(4,881)	(5,609)
Other	16	(72)	(52)
	(2,864)	(8,648)	(5,544)
Actual tax expense (benefit)	$124	$(2,500)	$-